BORROWINGS - Narrative (Details)	May 31, 2023 USD ($) covenant	Feb. 06, 2020 USD ($) loan_agreement payable	Jun. 02, 2022	Nov. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of financial maintenance covenants | covenant	2
Term Loan Facility | A&R Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 50,000,000
Term Loan Facility | Second A&R Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 100,000,000
Revolving Credit Facility | A&R Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				150,000,000
Line of credit facility, additional borrowing capacity				$ 100,000,000
Revolving Credit Facility | A&R Credit Agreement | Globant LLC | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.75%
Revolving Credit Facility | Second A&R Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		250,000,000
Line of credit facility, additional borrowing capacity		$ 100,000,000
Number of borrowings | loan_agreement		4
Coverage ratio		125.00%
Leverage ratio		300.00%
Maximum of advances outstanding to officers, directors and employees		$ 50,000
Maximum amount of restricted payments		$ 10,000,000
Number of maximum payables over average monthly billings | payable		5
Period preceding average monthly amount of affiliates’ billings		12 months
Capital expenditures, limited percentage of net revenues		10.00%
Percentage of capital expenditures over annual consolidated revenue		60.00%
Revolving Credit Facility | Second A&R Credit Agreement | Globant LLC | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.50%
Revolving Credit Facility | Second A&R Credit Agreement | Globant LLC | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.75%
Revolving Credit Facility | Second A&R Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.10%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 725,000,000
Line of credit facility, additional borrowing capacity	$ 350,000,000
Leverage ratio	300.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of commitment fee	0.15%
Interest coverage ratio	300.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Maximum
Disclosure of detailed information about borrowings [line items]
Leverage ratio	350.00%
Percentage of commitment fee	0.25%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR) | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	125.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR) | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	187.50%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Alternate Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	25.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Alternate Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	87.50%